CATHOLIC VALUES INVESTMENT TRUST EQUITY TRUST


Individual Shares
Institutional Service Shares
Institutional Shares






SEMI-ANNUAL REPORT
JUNE 30, 2000

Catholic Values Investment Trust
--------------------------------------------------------------------------------



     The Catholic Values Investment Trust was created to offer a series of mutual fund investment opportunities that combine a fundamental security selection process with a review by a Catholic Advisory Board. This process is designed to avoid investments in companies that offer products, services or engage in activities contrary to the core values of the Roman Catholic Church. Only one series, the Catholic Values Investment Trust Equity Fund, is currently available.

     Wright Investors' Service, Inc., the fund's investment adviser, selects securities based on fundamental investment criteria. These selections are reviewed by the Catholic Advisory Board whose members are guided by the magisterium of the Catholic Church and who seek the counsel and advice of ecclesiastics in determining which companies meet the fund's religious criteria. The board continually monitors the portfolio and when a company violates core Catholic teachings, the board directs Wright to remove it from the portfolio.



Table of Contents
-------------------------------------------------------------------------------
                                                           Page

     Letter to Shareholders................................ 1

     Dividend Distributions and Investment Return.......... 3

     Management Discussion................................. 4

     Catholic Values Investment Trust Equity Fund
         Portfolio of Investments.......................... 5
         Statement of Assets and Liabilities............... 7
         Statement of Operations........................... 8
         Statements of Changes in Net Assets............... 9
         Financial Highlights..............................10
         Notes to Financial Statements.....................13

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------



                                                                  July 2000




Dear Shareholders:

     The Catholic Values Investment Trust Equity Fund (CVIT), which opened on May 1, 1997, continues to grow in size and stature. The fund invests for long-term growth of capital and to minimize risk. It pursues these objectives by investing in a broadly diversified portfolio of well-established U.S. companies which meet strict financial quality standards. These companies must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church.

     At the moment, all investments are in U.S. securities. As the fund grows in size, international securities may be added resulting in a global fund. As of June 30, 2000, the fund's annualized return since inception was 10.24% in the Individual share class, 10.83% in the Institutional Service share class and 17.49% in the Institutional share class which opened in February of 1999. In the last 12 months, the Individual class had a return of 8.48% and the Institutional Service class had a return of 9.20%. The S&P 500 had a return of 7.20%.

     The independent Catholic Advisory Board reviews the fund's investments to assure consistency with Catholic values. This is not a simple nor singular responsibility since there are many Catholics with varying viewpoints and there are many Catholic institutions with their own views as well. In addition, there are changing circumstances and varying economic environments in which companies must operate. Thus, this independent Board must exercise both wisdom and caution in reviewing each company to assure that the investment conforms to the fund's objectives.

     The Catholic Advisory Board is comprised of six independent lay Catholics. Information concerning Catholic issues is obtained by participation in numerous Catholic organizations, the seeking of advice and counsel from various clergy and Vatican sources, the use of a variety of secondary sources, and the open discussion of issues and policies. The Board members are:

         Thomas P. Melady, Chairman, Former U.S. Ambassador to the Holy See, Uganda and Burundi, President Emeritus of Sacred Heart University

         Margaret M. Heckler, Former U.S. Representative from Massachusetts 10th district, former Secretary of Health and Human Services, former Ambassador to Ireland

         Bowie K. Kuhn, Former Commissioner of Baseball

         Timothy J. May, Senior Partner, Patton Boggs, L.L.P.

         Thomas S. Monaghan,President, Ave Maria Foundation and former Chairman and Founder of Domino's Pizza, Inc.

         William A. Wilson, Former (and first) U.S. Ambassador to the Holy See

     Although he was not in any way connected with the trust, His Eminence John Cardinal O'Connor served as the Ecclesiastical Advisor to the Catholic Advisory Board until his death. His successor has not yet been named.

     Wright Investors' Service, the fund's investment Adviser, selects the equities from its approved list of quality blue chip companies. All companies on this approved list are, in Wright's opinion, soundly financed with established records of earnings profitability and equity growth. Selections are reviewed by the Catholic Advisory Board to assure that each issuer complies with Catholic teachings and doctrine. When a company is found not to be in compliance with core teachings, it is not purchased. Purchased companies found to be noncompliant are sold.

     Thus, there is continuous dialogue, continuous information input, continuous review, and continuous evaluation. Independent thinking and independent information provides input and assures that the fund adheres to Catholic doctrine while balancing changes in the marketplace, changes in informational input, and changes in value systems. In this way, your fund combines Catholic values with investment values.

     The fund has its own website: www.catholicinvestment.com. The site contains information about your fund, including a recent list of portfolio holdings. You may also, after following some security protection procedures, access your account.

                                                  Sincerely,

                                                  /s/Walter R. Miller
                                                 ------------------------
                                                   Walter R. Miller, Ph.D.
                                                   Secretary of the Catholic
                                                   Advisory Board


DIVIDEND DISTRIBUTIONS AND INVESTMENT RETURN


              N.A.V.   Distri-  Distri-    Shares*                   3 Month    Yr. to Date  12 Month     Cum.
  Period       Per     bution   bution     Owned        Value        Invstmnt    Invstmnt    Invstmnt   Invstmnt
  Ending      Share    $  P/S  in Shares  Based on $1,000 Investment  Return     Return       Return     Return
                                                                                                (Annualized)
------------------------------------------------------------------------------------------------------------------------------

CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND

  INSTITUTIONAL SHARES
  2/22/99     $10.00                       100.00    $1,000.00

  Dec.99       12.49                       100.18     1,251.24          14.90%     25.12%         -        25.12%



  Jan.00       11.90                       100.18     1,192.13           3.93%     -4.72%         -           -
  Feb.00       12.14                       100.18     1,216.17           3.41%     -2.80%      22.60%      21.06%
  Mar.00       12.92                       100.18     1,294.31           3.44%      3.44%      29.56%      26.12%
  Apr.00       12.68                       100.18     1,270.27           6.55%      1.52%      16.33%      22.19%
  May 00       12.19                       100.18     1,221.18           0.41%     -2.40%      12.24%      16.92%
  Jun.00       12.43                       100.18     1,245.23          -3.79%     -0.48%       9.32%      17.49%


  INSTITUTIONAL SERVICE SHARES

  5/1/97     $10.00                       100.00    $1,000.00

  Dec.99      13.86                       100.55     1,393.63           14.83%     17.75%      17.75%      13.25%

  Jan.00      13.20                       100.55     1,327.26            3.94%     -4.76%      13.20%      10.84%
  Feb.00      13.46                       100.55     1,353.41            3.30%     -2.89%      22.45%      11.29%
  Mar.00      14.33                       100.55     1,440.88            3.39%      3.39%      29.42%      13.35%
  Apr.00      14.07                       100.55     1,414.74            6.59%      1.52%      16.28%      12.27%
  May 00      13.52                       100.55     1,359.44            0.45%     -2.45%      12.19%      10.47%
  Jun.00      13.77                       100.55     1,384.58           -3.91%     -0.65%       9.20%      10.83%



  INDIVIDUAL SHARES

  5/1/97     $10.00                       100.00    $1,000.00

  Dec.99      13.69                       100.39     1,374.33           14.66%     16.91%      16.91%      12.66%

  Jan.00      13.03                       100.39     1,308.07            3.91%     -4.82%      12.33%      10.25%
  Feb.00      13.28                       100.39     1,333.17            3.19%     -2.99%      21.39%      10.70%
  Mar.00      14.12                       100.39     1,417.50            3.14%      3.14%      28.25%      12.71%
  Apr.00      13.86                       100.39     1,391.40            6.37%      1.24%      15.21%      11.65%
  May 00      13.30                       100.39     1,335.18            0.15%     -2.85%      11.30%       9.83%
  Jun.00      13.56                       100.39     1,361.28           -3.97%     -0.95%       8.48%      10.24%




* Rounded to two decimals.

MANAGEMENT DISCUSSION
--------------------------------------------------------------------------------

The year 2000 has seen record stock market volatility, although the second quarter ended in a more stable trend. For Nasdaq, April was the most volatile month in history, with an average daily change (without regard to sign) of 4.3%, six times the norm. This moderated to 2.9% in May and 2.2% in June, still above normal. Fluctuations in non-tech stocks were more muted, but for tech and non-tech stocks alike, profit disappointments continued to bring severe retribution.

Tech stocks fell into a bear market in the second quarter; non-tech stocks were in a correction. From peak to trough, Nasdaq dropped 37%, the S&P 500 11%. Before the quarter ended, Nasdaq had rallied to a point 21% off its peak, while the S&P 500 was down 5%. For the entire quarter, the S&P 500 lost 2.7% in total return terms, the Nasdaq more than 13%. Although S&P 500 tech stocks were hit hard with a 9.0% loss, the worst performing S&P 500 sector was basic materials, down about 15%; communications services had a 14% loss. Leading the S&P 500 was health care, up 23% for the period, well ahead of the next best group, consumer staples, which returned 6%. As measured by the FTSE indexes, non-U.S. stocks in total underperformed the U.S. in the second quarter. Europe (-2.3% in dollars) and non-Japan Asia (-2.1%) declined less, but Japan (-7.6%) was weaker. For the first six months of 2000, global stock prices were down nominally.

Wright believes the fundamentals support the development of a more positive equity market. The U.S. economy looks on track to slow to a more sustainable growth rate in the second half of the year, which should limit the extent of further Fed tightening since core inflation remains moderate. Moreover, constructive economic environments appear to be falling into place around the globe; even Japan seems to be making progress. In the U.S., second-quarter profits are starting to come in, and early on there are more positive than negative surprises. Wall Street is looking for only a moderate slowdown in profit growth in the second half of 2000.

But stocks may not yet be ready to move up in a straight line. For one thing, despite the market's retreat this year, valuations remain high, with the S&P 500 still valued in excess of 20 times year-ahead earnings and the Nasdaq's trailing P/E multiple over 100 at mid-year. WIS also believes that it will take more confirmation of economic cooling - but not so much cooling that profit prospects suffer - before investors will be comfortable with the notion that Fed tightening has nearly run its course. Once that happens, stock market prospects will brighten considerably.




CATHOLIC VALUES INVESTMENT TRUST EQUITY FUND


The Catholic Values Investment Trust Equity Fund (CVIT) had a 0.6% investment decline during the first half of the year 2000 (Institutional Service shares). That result was approximately in line with the 0.4% loss in the S&P 500 Index for the quarter. During the first quarter, the CVIT Fund had outperformed the S&P 500 by a net margin of over 1.0%. However, the outperformance was lost in the volatile second quarter.

During the first half of 2000, the CVIT Fund was positioned to provide defense against an economic background of rising interest rates. Positions in the Consumer Cyclicals and the Financial sectors were reduced. New holdings emphasized the Consumer Staples, Basic Materials, and Capital Goods areas. Holdings of Technology stocks were realigned, while the sector's overall weighting was maintained at marginally above that of the S&P 500 Index. In the first half, the CVIT Fund benefited from stock selection in the Technology sector, but lagged in Consumer Staples and Financials.

At June 30, 2000, CVIT holdings averaged a P/E of 30.2 times last 12 months' earnings, somewhat above the S&P 500's 28.4 P/E.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
June 30, 2000 (Unaudited)

                              Shares      Value
--------------------------------------------------------------------------------

            EQUITY INVESTMENTS -- 97.8%



BEVERAGES -- 2.4%
Coca-Cola Co...............   12,700  $    729,456
                                      ------------


CHEMICALS -- 1.3%
Du Pont (E.I.) de Nemours..    9,300  $    406,875
                                      ------------


COMMUNICATIONS EQUIPMENT-- 6.2%
Cisco Systems, Inc.*.......   17,000  $  1,080,563
Lucent Technologies........   13,500       799,875
                                      ------------
                                      $  1,880,438
                                      ------------


COMPUTERS & PERIPHERALS-- 9.3%
EMC Corp./Mass*............    6,700  $    515,482
Int'l. Business Machines...    8,100       887,456
Sun Microsystems, Inc*.....   15,800     1,436,812
                                      ------------
                                      $  2,839,750
                                      ------------


CONSTRUCTION -- 1.1%
Vulcan Materials Co........    8,100  $    345,769
                                      ------------


DIVERSIFIED -- 6.2%
General Electric Co........   18,000  $    954,000
Procter & Gamble Co........    8,800       503,800
Tyco International Ltd.....    9,400       445,325
                                      ------------
                                      $  1,903,125
                                      ------------



DRUGS, COSMETICS & HEALTHCARE-- 9.9%
Avon Products Inc..........   19,200  $    854,400
Bard (C.R.)................   14,400       693,000
Biogen, Inc.*..............   13,900       896,550
Gillette Co................   16,700       583,456
                                      ------------
                                      $  3,027,406
                                      ------------



ELECTRONIC EQUIPMENT & PRODUCTS-- 2.8%
Solectron Corp.*...........   20,800  $    871,000
                                      ------------


FINANCIAL -- 7.8%
American Int'l Group.......    9,500  $  1,116,250
Fifth Third Bancorp........    8,200       518,650
KeyCorp (New)..............   18,800       331,350
Mellon Financial Corp......   11,600       422,675
                                      ------------
                                      $  2,388,925
                                      ------------



METAL PRODUCERS -- 1.2%
Alcoa Inc..................   13,000  $    377,000
                                      ------------


METAL PRODUCTS MFRS. -- 2.7%
Illinois Tool Works Inc....   14,500  $    826,500
                                      ------------



OIL, GAS & COAL -- 8.0%
Conoco Inc Clas B - WI.....   14,900  $    365,981
Exxon Mobil Corp...........   12,144       953,304
Schlumberger Ltd...........    8,600       641,775
Transocean Sedco Forex Inc.    8,848       472,815
                                      ------------
                                      $  2,433,875
                                      ------------


PAPER -- 0.9%
Mead Corp..................   10,500  $    265,125
                                      ------------



RECREATION -- 3.2%
Harley-Davidson............   18,600  $    716,100
Hasbro Inc.................   16,500       248,531
                                      ------------
                                      $    964,631
                                      ------------


RETAILERS -- 3.2%
Albertson's Inc............   18,400  $    611,800
TJX Cos. Inc. New..........   19,400       363,750
                                      ------------
                                      $    975,550
                                      ------------

SEMICONDUCTOR EQUIP. & PRODUCTS-- 8.9%
Adaptec Inc................   19,000  $    432,250
Analog Devices*............   10,800       820,800
Intel Corporation..........    8,500     1,136,344
KLA-Tencor Corp............    5,500       322,094
                                      ------------
                                      $  2,711,488
                                      ------------



SOFTWARE & SERVICES -- 7.9%
Adobe Systems Inc..........    8,700  $  1,131,000
Computer Associates Int'l. Inc 5,400       276,413
Oracle Corp.*..............   12,000     1,008,750
                                      ------------
                                      $  2,416,163
                                      ------------



UTILITIES -- 9.4%
BellSouth Corp.............   14,600  $    622,325
Enron Corp.................    9,500       612,750
SBC Communications, Inc....   20,300       877,975
Worldcom, Inc.*............   16,700       766,112
                                      ------------
                                      $  2,879,162
                                      ------------



MISCELLANEOUS -- 5.4%
Electronic Data Systems Corp   9,600  $    396,000
Leggett & Platt Inc........   20,130       332,145
Marsh & McLennan Cos. Inc..    8,800       919,050
                                      ------------
                                      $  1,647,195
                                      ------------


TOTAL EQUITY INVESTMENTS - 97.8%
  (identified cost, $25,367,956)      $ 29,889,433
                                      ------------


             RESERVE FUNDS - 2.0%

American Express Corp.     Face Amount
                           -----------
  6.884%, 7/03/00.......... $610,000  $    610,000
                                      ------------

TOTAL INVESTMENTS - 99.8%
  (identified cost, $25,977,956)      $ 30,499,433

OTHER ASSETS,
  LESS LIABILITIES - 0.2%                   68,553
                                      ------------
NET ASSETS - 100%                     $ 30,567,986
                                      ==============


* Non-income-producing security.

See notes to financial statements

STATEMENT OF ASSETS AND LIABILITIES
                                                                June 30, 2000
-------------------------------------------------------------------------------
                                                                (unaudited)

ASSETS:
     Investments -
       Identified cost...................................   $    25,977,956
       Unrealized appreciation...........................         4,521,477
                                                               ------------
         Total Value (Note 1A)...........................   $    30,499,433

     Cash................................................   $         3,848
     Dividends and interest receivable...................            12,351
     Receivable from investment adviser..................            24,828
     Deferred organization expenses (Note 1B)............            43,974
                                                                ------------
         Total Assets....................................   $    30,584,434
                                                                ------------

LIABILITIES:
     Distribution fee payable............................   $         2,422
     Accrued expenses and other liabilities..............            14,026
                                                                ------------
         Total Liabilities...............................   $        16,448
                                                                ------------

NET ASSETS    ...........................................   $    30,567,986
                                                               ==============

NET ASSETS CONSIST OF:
     Proceeds from sales of shares (including shares
      issued to shareholders in payment of distributions
      declared), less cost of shares reacquired..........   $    25,701,676
     Accumulated undistributed net realized gain on
      investments (computed on the basis of
      identified cost)...................................           412,847
     Unrealized appreciation of investments (computed on
      the basis of identified cost)......................         4,521,477
     Accumulated net investment loss.....................           (68,014)
                                                                 ------------
         Net assets applicable to outstanding shares.....    $    30,567,986
                                                                 ============
Computation of net asset value, offering and redemption price per share (Note 7):

     Institutional shares:
         Net assets......................................    $     5,980,005
                                                                 ============
         Shares of beneficial interest outstanding.......            481,251
                                                                 ============
         Net asset value, offering price, and redemption
          price per share of beneficial interes..........    $         12.43
                                                                 ============
     Institutional Service shares:
         Net assets......................................    $    19,669,411
                                                                 ============
         Shares of beneficial interest outstanding.......          1,428,414
                                                                 ============
         Net asset value, offering price, and redemption
          price per share of beneficial interest.........    $         13.77
                                                                 ============
     Individual shares:
         Net assets......................................    $     4,918,570
                                                                 ============
         Shares of beneficial interest outstanding.......            362,717
                                                                 ============
         Net asset value, offering price, and redemption
          price per share of beneficial interest.........    $         13.56
                                                                 ============


See notes to financial statements

STATEMENT OF OPERATIONS                               For the Six Months Ended
                                                            June 30, 2000
-------------------------------------------------------------------------------
                                                             (unaudited)

INVESTMENT INCOME:
         Dividend income.................................    $       131,718
         Interest income.................................             14,067
                                                                  ------------
              Total investment income....................    $       145,785
                                                                  ------------

     Expenses
         Investment Adviser fee (Note 2).................    $       105,863
         Advisory Board fee (Note 2).....................              6,705
         Administrator fee (Note 2)......................              9,884
         Compensation of Trustees not employees of the
          Investment Adviser or Administrator............             10,737
         Custodian fee - Institutional shares (Note 1C)..              8,574
         Custodian fee  - Institutional Service shares (Note 1C)      15,869
         Custodian fee  - Individual shares (Note 1C)....             10,654
         Registration costs - Institutional shares.......              6,358
         Registration costs - Institutional Service shares             5,558
         Registration costs - Individual shares .........              7,134
         Distribution expenses - Institutional Service
          shares (Note 3)................................              22,346
         Distribution expenses - Individual shares (Note 3)            16,642
         Transfer and dividend disbursing agent fees -
          Institutional shares...........................                 601
         Transfer and dividend disbursing agent fees -
          Institutional Service shares...................               1,788
         Transfer and dividend disbursing agent fees -
          Individual shares..............................               4,930
         Amortization of organization expenses (Note 1B).              14,096
         Auditing expense................................              15,506
         Legal services..................................               2,832
         Printing expense................................               5,402
         Miscellaneous...................................               2,554
                                                                   ------------

              Total expenses.............................     $       274,033
                                                                   ------------

     Deduct -
         Preliminary reduction of Investment Adviser
          fee (Note 2)...................................     $        17,920
         Preliminary reduction of distribution fee -
          Individual shares (Note 3).....................              12,453
         Preliminary allocation of expenses to
          Investment Adviser (Note 2)....................              24,828
         Reduction of custodian fee - Institutional
          shares (Note 1C)...............................               1,057
         Reduction of custodian fee - Institutional
          Service shares (Note 1C).......................               3,171
         Reduction of custodian fee - Individual
          shares (Note 1C)...............................                 805
                                                                  ------------
              Total deductions...........................     $        60,234
                                                                  ------------
              Net expenses...............................     $       213,799
                                                                  ------------
                Net investment loss......................     $       (68,014)
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
     Net realized gain on investments
      (identified cost basis)............................     $     1,030,188
     Change in unrealized appreciation of investments....          (1,064,323)
                                                                  ------------
     Net realized and unrealized loss on investments.....     $       (34,135)
                                                                  ------------
         Net decrease in net assets from operations..... .    $      (102,149)
                                                                ==============

See notes to financial statements

STATEMENTS OF CHANGES IN NET ASSETS


                                                                           Six Months           Year
                                                                              Ended             Ended
                                                                          June 30, 2000     Dec. 31, 1999
-----------------------------------------------------------------------------------------------------------------------
                                                                           (Unaudited)

INCREASE (DECREASE) IN NET ASSETS:
   From Operations --
     Net investment loss..............................................  $     (68,014)    $      (25,622)
     Net realized gain (loss) on investments..........................      1,030,188           (319,834)
     Change in unrealized appreciation (depreciation) of investments..     (1,064,323)         4,810,205
                                                                          ------------       ------------
       Increase (decrease) in net assets from operations..............  $    (102,149)    $    4,464,749
                                                                          ------------       ------------

   Distributions to shareholders:
     From net investment income - Institutional shares................  $          --     $       (3,277)
     From net realized gain - Institutional Service shares............             --                  -
     From net realized gain - Individual shares.......................             --                  -
     In excess of realized gains - Institutional Service shares.......             --                  -
     From paid-in capital - Institutional shares......................             --             (6,723)
     From paid-in capital - Institutional Service shares..............             --            (21,026)
                                                                          ------------       ------------

       Total distributions to shareholders............................  $          --     $      (31,026)
                                                                          ------------       ------------

   Fund share transactions -- Institutional shares:
       Proceeds from shares sold......................................  $          --     $    6,400,000
       Issued to shareholders in payment of distributions declared....             --             10,000
       Cost of shares reacquired......................................             --         (1,686,115)
                                                                          ------------       ------------

       Net increase in net assets from fund share transactions
         - Institutional shares.......................................  $          --     $    4,723,885
                                                                          ------------       ------------

     Institutional Service shares:
       Proceeds from shares sold......................................  $    3,371,975    $    6,526,761
       Issued to shareholders in payment of distributions declared....             --             20,988
       Cost of shares reacquired......................................       (675,650)        (1,259,584)
                                                                          ------------       ------------

       Net increase in net assets from fund share transactions
         - Institutional Service shares...............................  $   2,696,325     $    5,288,165
                                                                          ------------       ------------

     Individual shares:
       Proceeds from shares sold......................................  $    1,123,443    $    1,049,946
       Issued to shareholders in payment of distributions declared....             --                 --
       Cost of shares reacquired......................................       (250,151)        (1,539,071)
                                                                          ------------       ------------

       Net increase (decrease) in net assets from fund share transactions
         - Individual shares..........................................  $     873,292     $     (489,125)
                                                                          ------------       ------------

     Total net increase from fund share transactions (Note 4).........      3,569,617          9,522,925
                                                                          ------------       ------------

       Net increase in net assets.....................................  $   3,467,468     $   13,956,648

NET ASSETS:
   At beginning of period.............................................     27,100,518         13,143,870
                                                                          ------------       ------------

   At end of period...................................................  $  30,567,986     $   27,100,518
                                                                        ==============     ==============

ACCUMULATED NET INVESTMENT LOSS
   INCLUDED IN NET ASSETS AT END OF PERIOD............................  $     (68,014)    $           --
                                                                        ==============     ==============

See notes to finanial statements

FINANCIAL HIGHLIGHTS

                                                                          Six Months Ended
                                                                      June 30, 2000 (unaudited)
---------------------------------------------------------------------------------------------------------------------
                                                          Institutional     Institutional     Individual
                                                             Shares(3)     Service Shares(3)    Shares(3)
---------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period                        $ 12.490         $  13.860         $ 13.690
                                                            ---------        ---------         ---------

Income from investment operations:
   Net investment loss(*)                                   $ (0.015)        $  (0.030)        $ (0.065)
   Net realized and unrealized loss                           (0.045)           (0.060)          (0.065)
                                                            ---------        ---------         ---------

     Total loss from investment operations                  $ (0.060)        $  (0.090)        $ (0.130)
                                                            ---------        ---------         ---------

Less distributions:
     Dividends from investment income                       $  -             $   -             $  -
     Distributions from capital gains                          -                 -                -
                                                            ---------        ---------         ---------

     Total distributions                                    $  -             $   -             $  -
                                                            ---------        ---------         ---------

Net asset value, end of period                              $ 12.430         $  13.770         $ 13.560
                                                            ==========       ==========        ==========
Total return(1)                                               (0.48%)           (0.65%)          (0.95%)

Ratios/Supplemental Data(*):
   Net assets, end of period (000 omitted)                  $   5,980        $  19,669         $   4,919
   Ratio of net expenses to average net assets                 1.31%(4)          1.51%(4)          2.03%(4)
   Ratio of net expenses after custodian fee reduction
     to average net assets(2)                                  1.28%(4)          1.47%(4)          1.99%(4)
   Ratio of net investment income (loss) to
    average net assets                                        (0.24%)(4)        (0.44%)(4)        (0.96%)(4)
   Portfolio turnover rate                                       28%               28%               28%

------------------------------------------------------------------------------------------------------------------------

* During the period presented, the investment adviser and the distributor of Individual Shares waived a portion of their fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                             Six Months Ended June 30, 2000 (unaudited)
-------------------------------------------------------------------------------------------------------------------------
                                                          Institutional     Institutional     Individual
                                                             Shares(3)      Service Shares(3)   Shares(3)
-------------------------------------------------------------------------------------------------------------------------

Net investment loss per share                               $ (0.042)        $  (0.046)        $ (0.131)
                                                            ==========       ==========        ==========
Annualized Ratios (as a percentage of average net assets):
   Expenses                                                    1.75%(4)          1.74%(4)         3.01%(4)
   Expenses after custodian fee reduction(2)                   1.72%(4)          1.70%(4)         2.97%(4)
   Net investment loss                                        (0.68%)(4)        (0.67%)(4)       (1.94%)(4)

--------------------------------------------------------------------------------------------------------------------------

(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any,are assumed to be reinvested at the net asset value on the reinvestment date.
(2)Custodian fees were reduced by credits resulting from cash balances the fund maintained  with the Custodian  (Note 1C). The computation of total expenses to average daily net assets reported above is computed without consideration of such credits.
(3)Certain per share amounts are based on average shares outstanding.
(4)Annualized.

See notes to financial statements


                                                              From Feb. 22, 1999
                                                            (start of business) to         Year Ended
                                                                 Dec. 31, 1999             Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------
                                                                 Institutional   Institutional   Individual


                                                                    Shares(4)   Service Shares(4)  Shares(4)
------------------------------------------------------------------------------------------------------------------------


Net asset value, beginning of period                              $  10.000       $ 11.790        $ 11.710
                                                                  ---------       ---------       ---------

Income from investment operations:
   Net investment income (loss)(*)                                $   0.006       $ (0.005)       $ (0.074)
   Net realized and unrealized gain                                   2.504          2.095           2.054
                                                                  ---------       ---------       ---------

     Total income from investment operations                      $   2.510       $  2.090        $  1.980
                                                                  ---------       ---------       ---------

Less distributions:
     Dividends from investment income                             $  (0.006)      $  -            $  -
     Distributions from capital gains                                 -              -               -
     Return of capital(+)                                            (0.014)        (0.020)          -
                                                                  ---------       ---------       ---------

     Total distributions                                          $  (0.020)      $ (0.020)       $  -
                                                                  ---------       ---------       ---------

Net asset value, end of period                                    $  12.490       $ 13.860        $ 13.690
                                                                  ==========      ==========      ==========
Total return(1)                                                      25.12%         17.75%          16.91%

Ratios/Supplemental Data*:
   Net assets, end of period (000 omitted)                        $   6,011       $ 17,021        $  4,069
   Ratio of net expenses to average net assets                        1.28%(2)       1.39%           2.00%
   Ratio of net expenses after custodian fee reduction
     to average net assets(3)                                         1.25%(2)       1.36%           1.97%
   Ratio of net investment income (loss) to average net assets        0.07%(2)      (0.04%)         (0.61%)
   Portfolio turnover rate                                              94%            94%           94%

---------------------------------------------------------------------------------------------------------------------------

* During the periods presented, the investment adviser and the distributor waived all or a portion of their fees and the investment adviser was allocated a portion of the operating expenses. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:

                                                              From Feb. 22, 1999
                                                            (start of business) to      Year Ended
                                                                 Dec. 31, 1999         Dec. 31, 1999
-------------------------------------------------------------------------------------------------------------------------
                                                                 Institutional  Institutional  Individual
                                                                    Shares     Service Shares    Shares

Net investment loss per share                                     $  (0.033)      $ (0.063)    $ (0.189)
                                                                  ==========      ==========   ==========
Annualized Ratios (as a percentage of average net assets):
   Expenses                                                           1.74%(2)       1.85%        2.95%
   Expenses after custodian fee reduction(3)                          1.71%(2)       1.82%        2.92%
   Net investment loss                                               (0.39%)(2)     (0.50%)      (1.56%)

----------------------------------------------------------------------------------------------------------------------------

(1)Total investment return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions,if any, are assumed to be reinvested at the net asset value on the reinvestment date.
(2) Annualized.
(3) Custodian fees were reduced by credits resulting from cash balances the fund maintained  with the Custodian  (Note 1C). The computation of total expenses to average daily net assets reported above is computed without consideration of such credits.
(4) Certain per share amounts are based on average  shares  outstanding.
(+) Amount represents a distribution in excess of net investment income.

See notes to financial statements


                                                                                     From May 1, 1997
                                                             Year Ended           (start of business) to
                                                          December 31, 1998          December 31, 1997
----------------------------------------------------------------------------------------------------------------------
                                                      Institutional Individual  Institutional Individual
                                                     Service Shares   Shares   Service Shares   Shares
----------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of period                   $  11.890     $ 11.870     $ 10.000     $ 10.000
                                                       ---------     ---------    ---------    ---------

Income (loss) from investment operations:
   Net investment income (loss)(*)                     $   0.003     $ (0.036)    $ (0.000)+   $ (0.024)
   Net realized and unrealized gain (loss)                (0.097)      (0.118)       1.930        1.934
                                                       ---------     ---------    ---------    ---------

     Total income (loss) from investment operations    $  (0.094)    $ (0.154)    $  1.930     $  1.910
                                                       ---------     ---------    ---------    ---------

   Less distributions:
     Dividends from investment income                  $   -         $  -         $  -         $  -
     Distributions from capital gains                     (0.004)      (0.006)      (0.040)      (0.040)
     Return of capital(++)                                (0.002)       -            -            -
                                                       ---------     ---------    ---------    ---------

     Total distributions                               $  (0.006)    $ (0.006)    $ (0.040)    $ (0.040)
                                                       ---------     ---------    ---------    ---------

Net asset value, end of period                         $  11.790     $ 11.710     $ 11.890     $ 11.870
                                                       ==========    ==========   ==========   ==========
Total return(1)                                           (0.80%)      (1.30%)      19.31%       19.11%

Ratios/Supplemental Data*:
   Net assets, end of period (000 omitted)             $   9,174     $  3,970     $  8,686     $  1,397
   Ratio of net expenses to average net assets             1.49%        1.95%        1.73%(2)     2.24%(2)
   Ratio of expenses after custodian fee reduction
     to average net assets(3)                              1.42%        1.88%        1.48%(2)     1.99%(2)
   Ratio of net investment income (loss) to
     average net assets                                    0.02%       (0.42%)      (0.01%)(2)   (0.44%)(2)
   Portfolio turnover rate                                   50%          50%          14%          14%

---------------------------------------------------------------------------------------------------------------------

* During the periods presented, the investment adviser and the distributor waived all or a portion of their fees and the investment adviser was allocated a portion of the operating expenses. In addition, for the period ended December 31, 1997 the administrator waived their fee. Had such actions not been undertaken, net investment loss per share and the ratios would have been as follows:


Net investment loss per share                          $  (0.170)    $ (0.212)    $ (0.047)    $ (0.212)
                                                       ==========    ==========   ==========   ==========
Annualized Ratios (as a percentage of average net assets):
   Expenses                                                2.64%        4.00%        4.50%(2)     5.69%(2)
   Expenses after custodian fee reduction3                 2.57%        3.93%        4.25%(2)     5.44%(2)
   Net investment loss                                    (1.13%)      (2.47%)      (2.78%)(2)   (3.89%)(2)

-----------------------------------------------------------------------------------------------------------------------

(1)Total investment return is calculated  assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any,are assumed to be reinvested at the net asset value on the reinvestment date.
(2)Annualized.
(3)During  the  periods  presented,  custodian  fees were  reduced  by  credits resulting from cash balances the fund  maintained  with the Custodian  (Note
    1C). The  computation of total expenses to average daily net assets reported above is computed without consideration of such credits.

(+)Amount represents less than ($0.001) per share. (++)Amount represents a distribution in excess of capital gains.

See notes to financial statements

NOTES TO FINANCIAL STATEMENTS  (unaudited)
--------------------------------------------------------------------------------


(1)  SIGNIFICANT ACCOUNTING POLICIES

     The Catholic Values Investment Trust Equity Fund (the fund) (one of the series of the Catholic Values Investment Trust) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The fund seeks long-term growth of capital and reasonable current income through investments in a broadly diversified portfolio consisting primarily of equity securities of high-quality, well-established companies which meet strict quality and religious standards. The companies in which the fund may invest must offer products or services and undertake activities that are consistent with the core teachings of the Roman Catholic Church. The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Investment Valuations - Securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sale prices if those prices are deemed to be representative of market values at the close of business. Unlisted or listed securities, for which closing sale prices are not available, are valued at the mean between latest bid and asked prices. Fixed income securities for which market quotations are readily available are valued on the basis of valuations supplied by a pricing service. Fixed income and equity securities for which market quotations are unavailable or deemed not to be representative of market values at the close of business, restricted securities, and other assets are valued at their fair value as determined in good faith by or at the direction of the Trustees of the Trust. Short-term obligations maturing in 60 days or less are valued at amortized cost, which approximates market value.

     B. Deferred Organization Expenses - Costs incurred by the fund in connection with its organization are being amortized on the straight-line basis over five years beginning on the date the fund commenced operations.

     C. Expense Reduction - The fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances is used to offset custodian fees. All significant reductions are reported as a reduction of expenses in the Statement of Operations.

     D. Federal Taxes - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) available to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary.

         At December 31, 1999, the fund, for federal income tax purposes, had a capital loss carryover of $568,698, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distribution to shareholders which would otherwise be necessary to relieve the fund of any liability for federal income or excise tax. Pursuant to the Code, such capital loss carryover will expire as follows:

                   December 31, 2007.................$ 428,084
                   December 31, 2006.................  140,614
                                                    -----------
                                                     $ 568,698
                                                    ===========
         At December 31, 1999, net capital losses of $48,643 attributable to security transactions incurred after October 31, 1999 are treated as arising on the first day of the fund's current taxable year.

     E. Distributions - Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result only in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting for certain items may result in reclassification of these items.

     F. Multiple Classes of Shares of Beneficial Interest - The fund offers an Individual Share Class, an Institutional Service Share Class and an Institutional Share Class. The share classes differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Each class has equal rights as to voting, redemption, dividends and liquidation.

     G. Other - Investment transactions are accounted for on the date the investments are purchased or sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the fund is informed of the ex-dividend date.

     H. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

     I Interim Financial Information - The interim financial statements relating to June 30, 2000 and for the period then ended have not been audited by independent certified public accountants, but in the opinion of the fund's management, reflect adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.



(2)  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     The fund has engaged Wright Investors' Service, Inc. (Wright), a wholly owned subsidiary of The Winthrop Corporation (Winthrop) to perform investment management, investment advisory, and other services. For its services, Wright is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2000, the effective annual rate was 0.75%. To enhance the net income of the fund, Wright made a preliminary reduction of its investment adviser fee of $17,920. In addition, $24,828 of expenses were allocated to the investment adviser on a preliminary basis. The fund has an independent Catholic Advisory Board which consults with the investment adviser. The fund also has engaged Eaton Vance Management (Eaton Vance) to act as administrator of the fund. Under the Administrator Agreement, Eaton Vance is responsible for managing the business affairs of the fund and is compensated based upon a percentage of average daily net assets which rate is adjusted as average daily net assets exceed certain levels. For the six months ended June 30, 2000, the effective annual rate was 0.07%. Certain of the Trustees and officers of the fund are Trustees or officers of the above organizations. Except as to Trustees of the fund who are not employees of Eaton Vance or Wright, Trustees and officers receive remuneration for their services to the fund out of the fees paid to Eaton Vance and Wright.

(3)  DISTRIBUTION EXPENSES

     The Trustees have adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 of the Investment Company Act of 1940. The Plan provides that the fund will pay Wright Investors' Service Distributors, Inc. (Principal Underwriter) (WISDI), a wholly-owned subsidiary of Winthrop, an annual rate up to 0.75% per annum of the fund's average net assets attributable to the Individual shares and up to 0.25% per annum of the fund's average net assets attributable to the Institutional Service shares. To reduce the net loss of the fund, the Principal Underwriter made a preliminary reduction of its fee for the six months ended June 30, 2000, of $12,453 for the Individual shares.

     In addition, the Trustees have adopted a service plan (the Service Plan) which allows the fund to reimburse WISDI for payments to intermediaries for providing account administration and personal and account maintenance services to their customers who are beneficial owners of any of the classes of shares. The amount of service fee payable under the Service Plan with respect to the Individual shares and the Institutional Service shares of the fund may not exceed 0.25% annually of the average daily net assets attributable to the respective classes. For the six months ended June 30, 2000, the fund neither accrued nor paid any service fees.



(4)   SHARES OF BENEFICIAL INTEREST

     The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in fund shares were as follows:

                                                                       From
                                             For the               Feb. 22, 1999       For the
                                        Six Months Ended      (start of business) to Year Ended
                                          June 30, 2000            Dec. 31, 1999    Dec. 31, 1999
------------------------------------------------------------------------------------------------------------------------------
                                          Institutional                         Institutional
                              Institutional  Service   Individual  Institutional  Service   Individual
                                 Shares      Shares      Shares       Shares      Shares      Shares
-------------------------------------------------------------------------------------------------------------------------------


Shares sold                           -     249,315      83,737      629,905     555,956      89,577
Shares issued to shareholders
   in payment of distribution
   declared                           -           -           -          895       1,692           -
Shares reacquired                     -     (49,363)    (18,349)    (149,549)   (106,973)   (131,351)
                                --------    --------    --------     --------    --------    --------

Net increase (decrease)               -     199,952      65,388      481,251     450,675     (41,774)
                              ==========  ==========  ==========   ==========  ==========  ==========



(5)  INVESTMENT TRANSACTIONS

     Purchases and sales of investments, other than U.S. Government securities and short-term obligations for the six months ended June 30, 2000, were $10,861,519 and $7,775,379, respectively.

(6)  FEDERAL INCOME TAX BASIS OF INVESTMENT SECURITIES

     The cost and unrealized appreciation (depreciation) in the value of the investment securities owned at June 30, 2000, as computed on a federal income tax basis, are as follows:

              Aggregate cost................................$   25,977,956
                                                               ===========
              Gross unrealized appreciation.................$    6,946,878
              Gross unrealized depreciation.................    (2,425,401)
                                                                -----------

              Net unrealized appreciation...................$    4,521,477
                                                               ===========



(7)  Contingent Deferred Sales Charge

     A contingent deferred sales charge (CDSC) of 1% is imposed on any redemption of Individual shares made within one year of purchase. The CDSC is based on the lower of the net asset value at the date of purchase or the date of sale of the redeemed shares and is paid to WISDI. No charge is made on shares acquired through the reinvestment of distributions. Additionally, no CDSC is charged on shares sold to Wright or its affiliates or to their respective employees. For the six months ended June 30, 2000, $209 of CDSC was paid by shareholders to the fund.


(8)  LINE OF CREDIT

     The fund participates with other funds managed by Wright in a committed $20 million unsecured line of credit agreement with a bank. The fund may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each fund based on its borrowings at an amount above the federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the average daily unused portion of the $20 million line of credit is allocated among the participating funds at the end of each quarter. The fund did not have significant borrowings or allocated fees during the six months ended June 30, 2000.

SEMI-ANNUAL REPORT

CATHOLIC ADVISORY BOARD
Thomas P. Melady, Chairman
Margaret M. Heckler
Bowie K. Kuhn
Timothy J. May
Thomas S. Monaghan
William A. Wilson

INVESTMENT ADVISER
Wright Investors' Service
440 Wheelers Farms Road
Milford, Connecticut 06460


ADMINISTRATOR
Eaton Vance Management
255 State Street
Boston, Massachusetts 02109

PRINCIPAL UNDERWRITER
Wright Investors' Service Distributors, Inc.
440 Wheelers Farms Road
Milford, Connecticut 06460
(800) 888-9471
e-mail: funds@wrightinvestors.com

CUSTODIAN
Investors Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

TRANSFER AND DIVIDEND DISBURSING AGENT
PFPC Global Fund Services
Wright Managed Investment Funds
P.O. Box 5156
Westborough, Massachusetts 01581-9698


This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of a mutual fund unless accompanied or preceded by a fund's current prospectus.